Share Based Compensation Plans - Schedule of Compensation Cost Recognized (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation cost recognized		$ 17,918	$ 23,471	$ 30,992
IPO India Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation cost recognized		1,572	2,140	1,736
JSOP Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation cost recognized		615	3,622	2,696
Option Award Scheme 2012
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation cost recognized		197	699	1,610
2014 Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation cost recognized		(22)	1,427	2,361
2015 Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation cost recognized		100	328	932
Other Share Option Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation cost recognized	[1]	7,283	4,405	894
Management Scheme (Staff Share Grant)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation cost recognized		$ 8,173	$ 10,850	$ 20,763

[1]	Includes Restricted Share Unit (RSU) and Other share option plans